Senior Debt (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Maximum borrowing capacity	$ 10,000,000		$ 10,000,000
Outstanding credit facility	$ 2,230,000		$ 2,230,000	$ 500,000
Credit facility interest rate percentage	18.00%		18.00%
Credit facility advance amount	$ 25,000		$ 25,000
Credit facility maturity date	Jun. 01, 2016		Jun. 30, 2016
Monthly principal and interest payments percentage	100.00%		100.00%
Notes maturity date	Jun. 01, 2016
Payment of credit	$ 3,000,000
Net profit interest	$ 51,551	$ 0